Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Letters of Credit
As of December 31, 2012, Piedmont was subject to the following letters of credit, which reduce the total outstanding capacity under its $500 Million Unsecured Line of Credit:

Amount	Expiration of Letter of Credit (1)
$10,000,000	July 2013
$9,033,164	July 2013
$382,556	July 2013

(1)	These letter of credit agreements contain an “evergreen” clause, which automatically renews for consecutive, one-year periods each anniversary, subject to certain limitations.

Schedule of Future Minimum Rental Payments for Operating Leases
The aggregate remaining payments required under the terms of these operating leases as of December 31, 2012 are presented below (in thousands):

2013	$750
2014	750
2015	750
2016	750
2017	750
Thereafter	74,119
Total	$77,869